Subordinated Debentures and Trust Preferred Securities (Details) $ in Thousands				12 Months Ended
	Sep. 15, 2023	Mar. 15, 2012	Mar. 22, 2007 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Subordinated Debentures and Trust Preferred Securities [Abstract]
Proceeds from issuance of adjustable rate trust preferred securities			$ 8,500
Interest rate			6.58%	5.66%	6.33%
Interest payable term				5 years
Debt issuance costs				$ 0	$ 0
Subordinated debentures must be redeemed no later than				Jun. 15, 2037
Maximum [Member]
Subordinated Debentures and Trust Preferred Securities [Abstract]
Trust preferred securities deferrable period for not considering default				5 years
3-month LIBOR [Member]
Subordinated Debentures and Trust Preferred Securities [Abstract]
Basis spread on variable rate		1.68%
Term of variable rate				3 months
3-month CME Term SOFR [Member]
Subordinated Debentures and Trust Preferred Securities [Abstract]
Basis spread on variable rate	0.26%
Margin percentage	0.0168
Term of variable rate				3 months